Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 27, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	enmgf
Entity Registrant Name	ENTOURAGE MINING LTD
Entity Central Index Key	0001239672
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,442,223
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Statement of Financial Position (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	1,278	3,217
Prepaid expenses	1,084	6,584
Other receivable	665	11,743
Total Current Assets	3,027	21,544
Equipment, net of depreciation	883	1,167
Total Assets	3,910	22,711
Current Liabilities
Accounts payable	195,195	153,212
Loans payable	82,065	26,011
Due to related parties	128,771	72,159
Derivative liabilities	1,115	62
Total Liabilities	407,146	251,444
STOCKHOLDERS' DEFICIT
Capital Stock Authorized: Unlimited common voting shares without par value Issued: 10,368,103 common shares (2010 - 10,268,103)	13,321,807	13,306,807
Additional paid in capital	3,263,866	3,263,866
Deficit accumulated during the exploration stage	(16,988,909)	(16,799,406)
Total Stockholders Equity	(403,236)	(228,733)
Total Liabilities and Stockholders Equity	3,910	22,711

Statement of Financial Position (Parenthetical) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, No Par Value
Common Stock, Shares, Issued	10,368,103	10,268,103

Statement of Operations (CAD)	12 Months Ended			199 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Depreciation	284	382	515	6,961
Consulting	0	4,715	0	272,950
Consulting - stock based compensation	0	0	213,422	2,926,980
Financing fee - stock based compensation	63,708	0	15,088	90,096
Interest and bank charges	5,579	3,209	2,238	24,843
Management fees	60,000	70,500	78,000	1,155,654
Mineral property costs	44,422	156,155	262,182	11,394,946
Office and sundry	27,259	39,947	41,932	592,380
Professional fees	44,798	70,779	108,462	617,311
Travel and promotion	6,108	25,674	5,844	306,800
Loss Before Other Item	(252,158)	(371,361)	(727,683)	(17,388,921)
Fair value adjustment of derivative liabilities	62,655	634,555	(364,360)	332,850
Income (Loss) Before Income Taxes	(189,503)	263,194	(1,092,043)	(17,056,071)
Deferred income tax recovery	0	0	0	67,162
Net Income (Loss)	(189,503)	263,194	(1,092,043)	(16,988,909)
Earnings (Loss) Per Share
Basic	(0.02)	0.03	(0.17)
Diluted	(0.02)	0.02	(0.17)
Weighted Average Common Shares Outstanding
Basic	10,282,624	9,766,206	6,378,834
Diluted		13,643,412

Statement of Cash Flows (CAD)	12 Months Ended			199 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss )	(189,503)	263,194	(1,092,043)	(16,988,909)
Adjustments to reconcile net loss to net cash from operating activities:
Stock based compensation	63,708	0	228,510	3,017,076
Shares issued for mineral property acquisition	15,000	62,260	62,260	9,169,881
Obligation to issue for mineral property acquisition	0	(62,260)	62,260	0
Shares issued for debt	0	0	0	23,306
Deferred tax recovery	0	0	0	(67,162)
Fair value adjustment of derivative liabilities	(62,655)	(634,555)	364,360	(332,850)
Depreciation	284	382	515	6,961
Changes in non-cash operating working capital items:
Prepaid expenses	5,500	(5,207)	(293)	(1,084)
Other receivable	11,078	(2,454)	3,342	(665)
Accounts payable	41,983	18,944	(5,140)	195,195
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(114,605)	(359,696)	(376,229)	(4,978,251)
CASH FLOWS USED IN INVESTING ACTIVITIES
legal settlement	0	0	(95,753)	(95,753)
Equipment	0	0	0	(7,845)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	0	0	(95,753)	(103,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable	56,054	(851)	26,862	82,065
Due to related parties	56,612	(18,907)	(337,686)	431,769
Net proceeds on sale of common stock	0	406,834	757,749	4,569,293
Obligation to issue shares	0	(26,375)	26,375	0
NET CASH FLOWS FROM FINANCING ACTIVITIES	112,666	360,701	473,300	5,083,127
INCREASE (DECREASE) IN CASH	(1,939)	1,005	1,318	1,278
CASH, BEGINNING OF YEAR	3,217	2,212	894	0
CASH, END OF YEAR	1,278	3,217	2,212	1,278

Statement of Stockholders Equity (CAD)	SHARES [Member]	OBLIGATION TO ISSUE SHARES [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	DEFICIT ACCUMULATED DURING THE EXPLORATION STAGE [Member]	Total
Beginning Balance at Jun. 15, 1995
Share issued for cash	1				1
Share issued for cash (Shares)	1
Loss for the year				(38,624)	(38,624)
Ending Balance at Dec. 31, 1995	1			(38,624)	(38,623)
Ending Balance (Shares) at Dec. 31, 1995	1
Share issued for cash	276,500				276,500
Share issued for cash (Shares)	913,000
Loss for the year				(210,592)	(210,592)
Ending Balance at Dec. 31, 1996	276,501			(249,216)	27,285
Ending Balance (Shares) at Dec. 31, 1996	913,001
Loss for the year				(74,529)	(74,529)
Ending Balance at Dec. 31, 1997	276,501			(323,745)	(47,244)
Ending Balance (Shares) at Dec. 31, 1997	913,001
Loss for the year				(60,148)	(60,148)
Ending Balance at Dec. 31, 1998	276,501			(383,893)	(107,392)
Ending Balance (Shares) at Dec. 31, 1998	913,001
Loss for the year				(70,046)	(70,046)
Ending Balance at Dec. 31, 1999	276,501			(453,939)	(177,438)
Ending Balance (Shares) at Dec. 31, 1999	913,001
Loss for the year				(66,855)	(66,855)
Ending Balance at Dec. 31, 2000	276,501			(520,794)	(244,293)
Ending Balance (Shares) at Dec. 31, 2000	913,001
Loss for the year				(58,749)	(58,749)
Ending Balance at Dec. 31, 2001	276,501			(579,543)	(303,042)
Ending Balance (Shares) at Dec. 31, 2001	913,001
Forgiveness of amounts due to related party			200,671		200,671
Loss for the year				(59,428)	(59,428)
Ending Balance at Dec. 31, 2002	276,501		200,671	(638,971)	(161,799)
Beginning Balance (Shares) at Dec. 31, 2002	913,001
April 25, 2003 shares issued for mineral property	60,000				60,000
April 25, 2003 shares issued for mineral property (Shares)	600,000
Loss for the year				(319,515)	(319,515)
Ending Balance at Dec. 31, 2003	336,501		200,671	(958,486)	(421,314)
Ending Balance (Shares) at Dec. 31, 2003	1,513,001
February 5, 2004 shares issued for cash at $2.20 per share	219,450				219,450
February 5, 2004 shares issued for cash at $2.20 per share (Shares)	99,750
February 5, 2004 deferred tax recovery on 10,800 flow-through shares	(2,376)				(2,376)
June 8, 2004 shares issued for cash at $4.04 per share	282,331				282,331
June 8, 2004 shares issued for cash at $4.04 per share (Shares)	69,800
August 24, 2004 stock options exercised at $3.30 per share	32,983				32,983
August 24, 2004 stock options exercised at $3.30 per share (Shares)	10,000
December 31, 2004 shares issued for cash at $1.80 per share inclusive of 13,250 shares as finders fees	510,876				510,876
December 31, 2004 shares issued for cash at $1.80 per share inclusive of 13,250 shares as finders fees (Shares)	294,800
August 24, 2004 shares issued for mineral property database at $3.90 per share	58,788				58,788
August 24, 2004 shares issued for mineral property database at $3.90 per share (Shares)	15,000
September 24, 2004 shares returned on cancellation of escrow	(7,500)		7,500
September 24, 2004 shares returned on cancellation of escrow (Shares)	(375,000)
Stock based compensation			421,000		421,000
Loss for the year				(956,446)	(956,466)
Ending Balance at Dec. 31, 2004	1,431,053		629,171	(1,914,932)	145,292
Ending Balance (Shares) at Dec. 31, 2004	1,627,351
January 6, 2005, refund for overpayment in 2004 private placement	(3,000)				(3,000)
March 21, 2005, shares issued for property acquisition at US $3.00 per share	45,604				45,604
March 21, 2005, shares issued for property acquisition at US $3.00 per share (Shares)	12,500
Sept. 22, 2005, flow-through shares Issued at $2.00 per share	59,000				59,000
Sept. 22, 2005, flow-through shares Issued at $2.00 per share (Shares)	29,500
September, 2005, deferred tax recovery on 29,500 flow-through shares	(20,119)				(20,119)
Sept. 22, 2005, units issued at US $1.50 per unit	97,152				97,152
Sept. 22, 2005, units issued at US $1.50 per unit (Shares)	55,000
Oct. 7, 2005, units issued at US $1.10 per unit	165,154				165,154
Oct. 7, 2005, units issued at US $1.10 per unit (Shares)	127,500
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share	44,147				44,147
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share (Shares)	25,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share	15,000				15,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share (Shares)	5,000
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finders fees	944,800				944,800
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finders fees (Shares)	553,334
Stock based compensation			163,400		163,400
Forgiveness of amounts due to related party			102,327		102,327
Obligation to issue shares		8,638,667			8,638,667
Loss for the year				(10,068,841)	(10,068,841)
Ending Balance at Dec. 31, 2005	2,778,791	8,638,667	894,898	(11,983,773)	328,583
Ending Balance (Shares) at Dec. 31, 2005	2,435,185
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share	8,638,667	(8,638,667)
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share (Shares)	4,888,889
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share	69,317				69,317
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share (Shares)	41,000
February 2006, shares issued on exercise of warrants at $3.00 per share	223,350				223,350
February 2006, shares issued on exercise of warrants at $3.00 per share (Shares)	74,450
March 7, 2006, shares issued for property acquisition at US $3.60 per share	51,772				51,772
March 7, 2006, shares issued for property acquisition at US $3.60 per share (Shares)	12,500
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share	93,585				93,585
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share (Shares)	34,000
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share	269,149				269,149
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share (Shares)	95,500
Dec. 2006, shares issued for flow- through private placement at $2.30 per share	46,000				46,000
Dec. 2006, shares issued for flow- through private placement at $2.30 per share (Shares)	20,000
Deferred tax recovery on 54,000 flow-through shares	(44,667)				(44,667)
Stock based compensation			2,027,384		2,027,384
Loss for the year				(2,973,161)	(2,973,161)
Ending Balance at Dec. 31, 2006	12,125,964		2,922,282	(14,956,934)	91,312
Ending Balance (Shares) at Dec. 31, 2006	7,601,524
March 12, 2007, shares issued for Property option payment at market price of US$3.00 per share	175,530				175,530
March 12, 2007, shares issued for Property option payment at market price of US$3.00 per share (Shares)	50,000
March 27, 2007, shares issued for options exercise at US$1.50 per share	8,760				8,760
March 27, 2007, shares issued for options exercise at US$1.50 per share (Shares)	5,000
March 31, 2007, shares issued for Private Placement at US$1.50 per share net of finders fee of $4,537	41,647				41,647
March 31, 2007, shares issued for Private Placement at US$1.50 per share net of finders fee of $4,537 (Shares)	26,669
April 3, 2007, shares issued for Options exercise at US$1.50 per share	8,507				8,507
April 3, 2007, shares issued for Options exercise at US$1.50 per share (Shares)	5,000
June 18, 2007, shares issued for debt at US$2.00 per share	23,306				23,306
June 18, 2007, shares issued for debt at US$2.00 per share (Shares)	10,000
Stock based compensation			113,074		113,074
Loss for the year				(598,783)	(598,783)
Ending Balance at Dec. 31, 2007	12,383,714		3,035,356	(15,555,717)	(136,647)
Ending Balance (Shares) at Dec. 31, 2007	7,698,193
Loss for the year				(414,840)	(414,840)
Ending Balance at Dec. 31, 2008	12,383,714		3,035,356	(15,970,557)	(551,487)
Beginning Balance (Shares) at Dec. 31, 2008	7,698,193
Subscriptions received		26,375			26,375
June 22, 2009, shares issued for Private Placement at US$0.15 per share	683,057				683,057
June 22, 2009, shares issued for Private Placement at US$0.15 per share (Shares)	4,037,500
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment	(95,753)				(95,753)
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment (Shares)	(4,500,000)
December 16, 2009, shares issued For amendment to property option agreement at a market price of US$0.395 per s	62,260	62,260			124,520
December 16, 2009, shares issued For amendment to property option agreement at a market price of US$0.395 per s (Shares)	150,000
Transfer derivative liability for warrants granted in the year	(339,311)				(339,311)
Warrants exercise at US$0.20 per share during the year	74,692				74,692
Warrants exercise at US$0.20 per share during the year (Shares)	353,000
Transfer derivative liability for warrants exercised in the year	59,689				59,689
Stock based compensation			228,510		228,510
Loss for the year				(1,092,043)	(1,092,043)
Ending Balance at Dec. 31, 2009	12,828,348	88,635	3,263,866	(17,062,600)	(881,751)
Ending Balance (Shares) at Dec. 31, 2009	7,738,693
February 3, 2010, shares issued For amendment to property option agreement at a market price of US$0.395 per	62,260	(62,260)
February 3, 2010, shares issued For amendment to property option agreement at a market price of US$0.395 per (Shares)	150,000
February 18, 2010, shares issued for Private Placement at US$0.15 per share, net of finance fee	247,214	(26,375)			220,839
February 18, 2010, shares issued for Private Placement at US$0.15 per share, net of finance fee (Shares)	1,613,162
Transfer derivative liability for warrants granted in the year	(125,435)				(125,435)
Warrants exercise at US$0.20 per share during the year	159,620				159,620
Warrants exercise at US$0.20 per share during the year (Shares)	766,248
Transfer derivative liability for warrants exercised in the year	134,800				134,800
Loss for the year				263,194	263,194
Ending Balance at Dec. 31, 2010	13,306,807		3,263,866	(16,799,406)	(228,733)
Ending Balance (Shares) at Dec. 31, 2010	10,268,103
February 22, 2011, shares issued for Property option payment at US$0.15 per share market price	15,000				15,000
February 22, 2011, shares issued for Property option payment at US$0.15 per share market price (Shares)	100,000
Loss for the year				(189,503)	(189,503)
Ending Balance at Dec. 31, 2011	13,321,807		3,263,866	(16,988,909)	(403,236)
Ending Balance (Shares) at Dec. 31, 2011	10,368,103

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION [Text Block]
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization
The Company was incorporated in the Province of British Columbia, Canada on June 16, 1995. The Company is in the business of mineral exploration.

Exploration Stage Activities

The Company has not produced any revenues from its principal business or commenced significant commercial operations and is considered an exploration stage company as defined by SEC Guide 7 with reference to Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) topic 915. In the exploration stage, management devotes most of its activities to conducting exploratory programs and developing business plans.

Going Concern Uncertainty

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business. The Company has accumulated a net loss of $16,988,909 since its inception. There is a wording capital deficiency of $404,119 and the Company has no sources of operating revenue. The continuance of the Company is dependent upon its ability to obtain additional financing as needed to pursue new business opportunities and ultimately upon generating profitable operations from its mineral property exploration and development activities. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management has plans to seek additional capital through private placements of its common stock and loans from related parties to fund expenditures for the next year. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Company’s functional and reporting currency is the Canadian dollar. The significant accounting policies are summarized below:

	a)	Accounting Standards Codification

On October 1, 2009, the Company adopted changes issued by the FASB to the authoritative hierarchy of GAAP. These changes establish the ASC as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (SEC) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates (“ASU”). ASU will not be authoritative in their own right as they will only serve to update the ASC. These changes do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the Company’s financial statements.

b)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2011 and 2010 the Company has only cash on deposit.

c)	Mineral Claim Payments and Exploration Expenditures

The Company is engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Acquisition costs are initially capitalized when incurred. The Company assesses the carrying amount of mineral property assets for impairment under the FASB ASC topic 360 at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs subsequently incurred to develop such properties are capitalized. Upon commercial production the carrying value will be amortized using the units-of-production method over the established life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any non-recoverable amount will be charged to operations.

d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions of future events that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Significant areas requiring the use of management estimates relate to allocations of expenditures to resource property interests, mineral property carrying values, deferred tax disclosures, asset impairment tests, and determination of fair value transactions involving common stock, warrants, options, derivative liabilities, deferred tax balances and valuation allowances. Financial results as determined by actual events could differ from those estimates.

e)	Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the declining balance method as follows:

Office furniture	20% on declining balance basis
Computer equipment	30% on declining balance basis

f)	Environmental and reclamation obligation

Environmental expenditures that relate to current operations are charged to operations or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are charged to operations. Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated. Generally, the timing of these accruals coincides with the earlier of completion of a feasibility study or the Company’s commitments to plan of action based on the then known facts.

g)	Foreign Currency Translation

The functional currency of the Company is Canadian dollars and these financial statements are presented in Canadian dollars unless otherwise noted. Foreign denominated monetary assets and liabilities are translated to their Canadian dollar equivalents using foreign exchange rates in effect at the balance sheet date. Non- monetary items are translated at historical exchange rates, except for items carried at market value, which are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at average rates of exchange during the year. Exchange gains and losses arising on foreign currency translation are included in the determination of operating results for the period.

h)	Financial Instruments and Risk Management

The Company’s financial instruments consist of cash, other receivables, accounts payable, loans payable and amounts due to related parties. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of the Company’s current assets and current liabilities are estimated by management to approximate their carrying values based on the immediate or short-term maturity of these instruments.

Foreign Exchange Risk

The Company is subject to foreign exchange risk for purchases denominated in foreign currencies. The Company operates outside of the U.S. primarily in Canada and Brazil and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates and the United States Dollars. Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar.

Fair Value of Financial Instruments

The Company accounts for the fair value measurement and disclosure of financial instruments in accordance with FASB ASC topic 820 which requires a publicly traded company to include disclosures about the fair value of its financial instruments. Such disclosures include the fair value of all financial instruments, for which it is practicable to estimate that value, whether recognized or not in the statement of financial position. The related carrying amount of these financial instruments the valuation method(s) and significant assumptions used to estimate the fair value are disclosed in Note 11.

i)	Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis together with information on operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be reversed or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when, in management’s view, it is more likely than not that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, penalties or interest, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of December 31, 2011, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities.

j)	Stock Based Compensation

The Company has a stock-based compensation plan which is described more fully in Note 7. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments, are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

	(1)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
	(2)	The date at which the counter party’s performance is complete.

k)	Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the reporting period. Diluted net income per common share includes the dilution that could occur upon the exercise of options and warrants to acquire common stock, computed using the treasury stock method which assumes that the increase in the number of shares is reduced by the number of shares that the Company could have repurchased with the proceeds from the exercise of options and warrants (which are assumed to have been made at the average market price of the common shares during the reporting period).

l)	Recently adopted accounting policies

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.

EQUIPMENT	12 Months Ended
Dec. 31, 2011
EQUIPMENT [Text Block]
3.	EQUIPMENT

	2011			2010
	Cost	Accumulated	Net Book		Accumulated	Net Book
		depreciation	Value	Cost	depreciation	Value
	$	$	$	$	$	$
Office furniture	2,812	2,282	530	2,812	2,149	664
Computer equipment	5,033	4,680	353	5,033	4,530	503
	7,845	6,962	883	7,845	6,679	1,167

MINERAL EXPLORATION PROPERTIES	12 Months Ended
Dec. 31, 2011
MINERAL EXPLORATION PROPERTIES [Text Block]
4.	MINERAL EXPLORATION PROPERTIES

(a)	The Pires Gold Project, Brazil (Note 13)

On June 17, 2009, and as amended on November 13, 2009, the Company signed a definitive Mineral Property Option agreement with Infogeo Servicos E Locacoes (“Infogeo”), a private arms length Brazilian company, whereby the Company received an option to acquire up to a 100% interest in the Pires Gold Project (“Pires” or the “Pires Property”), pursuant to the following terms:

To earn a 40% interest in the property (First Milestone), in year one:

(i) pay to the Optionor (or its nominee) USD $50,000 as follows:
(A) USD $25,000 within seven days of the execution of this Agreement (paid), and
(B) USD$25,000 within 45 days of the execution of this Agreement (paid); and
(ii) expend not less than USD $300,000 (the “First Target”) in exploration expenditures on the property on or before May 31, 2010 (incurred).

As at December 31, 2010, the Company had earned 40% interest in the Pires Property.

To earn an additional 20% (60 % total) interest in the property (Second Milestone), in year two:

(i) paying USD $100,000 to the Optionor (or its nominee) on or before January 16, 2010 (paid), and
(ii)

expend not less than USD $300,000 (less the amount by which any exploration expenditures pursuant to item (ii) of the First Milestone exceeded the First Target) (the “Second Target”) in exploration expenditures on the property before January 16, 2011.

To earn an additional 15% (75% Total) interest in the property option (Third Milestone), in year three:

(i)	issue to the Optionor 100,000 common shares of the Company on or before January 16, 2011(issued), and
(ii)	expend up to USD $1,000,000 to complete and submit a final report by January 16, 2012.

Option to Purchase 25% (100% total) (Upon completion of the Third Milestone)

Purchase up to 20% of the interest in the property, by paying the Optionor USD$1,000,000 for each 5% incremental interest in the Property, and USD $2,000,000 for the remaining 5% interest.

Pursuant to the amendment on November 13, 2009, the Company agreed to issue a total of 300,000 (150,000 issued prior to December 31, 2009 and 150,000 issued prior to December 31, 2010) common shares of the Company in return for extension of the Year 1 exploration expenditures requirement. The Company recorded $62,260 for 150,000 shares issued during the year ended December 31, 2009 in capital stock and $62,260 for the remaining 150,000 shares as an obligation to issue shares as at December 31, 2009, and the shares were issued during the year ended December 31, 2010.

On February 18, 2010, the Company signed a Letter of Intent (“LOI”) with Ansell Capital Corp., (“Ansell”) a TSX Venture listed company, pursuant to which Ansell proposed to acquire all of the outstanding and issued shares of the Company through a plan of arrangement (the “Plan of Arrangement”) under the British Columbia Corporations Act. The terms of the Arrangement will provide for a one to one common share, option and warrant swap between Ansell and the Company’s shareholders.

Pursuant to the terms of the LOI, Ansell agreed to: (a) incur no less than US $200,000 (incurred) to be jointly administered by Ansell and the Company, which funds to be spent on qualifying expenditures to satisfy the Company’s work commitments in respect of the Pires Property work commitment; and (b) advance the Company $75,000 (received) to pay certain agreed payables prior to the execution of the Definitive Agreement for a 25% interest in Entourage’s First Milestone of the Pires Gold project. The Company recorded the $75,000 payment received in 2010 as a reduction of mineral property costs. The Company has the right to repurchase the 25% interest by paying back all advances by Ansell for a period of 12 months after termination of the LOI. On July 14, 2010 the Company was notified by Ansell that it would not be proceeding with the Plan of Arrangement (Note 13).

(b)	Doran Property, Quebec

i)

By agreement dated March 15, 2005, the Company obtained an option to acquire a 100% interest in certain mineral properties in south-central Quebec (the “Doran Property”) in exchange for cash payments of $220,000, the issuance of 75,000 common shares and the expenditure of $1,000,000 on the Doran Property over three years, as follows:

	a.	$35,000 and 12,500 common shares within ten business days of the date of approval of the agreement (paid and issued);
	b.	$35,000 and 12,500 common shares on or before March 15, 2006 (paid and issued); and expending $200,000 on or before March 15, 2006 (incurred);
	c.	$75,000 (paid) and 25,000 common shares on or before March 15, 2007 (issued); and expending $300,000 on or before March 15, 2007 (incurred by Abbastar Holdings Inc. (“Abbastar”) – Note 4b iii); and
d.

$75,000 (paid by Abbastar – Note 4b iii) and 25,000 common shares on or before March 15, 2008 (issued); and expend an additional $500,000 on or before March 15, 2008 (incurred by Abbastar – Note 4b iii).

i)	(continued)
All the above terms have been met and the Company earned 100% interest in the property subject to Abbastar’s interest (Note 4b iii)).

ii)	The property interest is subject to a 2.5% Net Smelter Return (NSR). The Company has the right to purchase up to three-fifths of the NSR, or 1.5%, for $1,750,000.

iii)

On February 13, 2007 the Company entered into an option agreement (the “Option”) with Abbastar, a TSX Venture Exchange listed company, whereby Abbastar may earn up to a 70% interest in the Doran Property by making a one time cash payment of $100,000 (received) Abbastat incurring exploration expenditures of $5,000,000 on the Doran Property over 4 years (The Company retains the right to purchase the NSR on the Doran Property). The terms of the Option provide that Abbastar may earn its interest in the Doran property as follows:

a.	20% interest by spending $500,000 in exploration costs on or before February 13, 2008 (incurred);
b.	15% additional interest by expending an additional $1,000,000 on or before February 13, 2009 (incurred);
c.	15% additional interest by expending an additional $1,500,000 on or before February 13, 2010; and
d.	20% additional interest by expending an additional $2,000,000 on or before February 13, 2011.

As of December 31, 2011, Abbastar had earned a 35% interest in the Doran property but, has allowed the balance of their option to expire.

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
LOANS PAYABLE [Text Block]
5.	LOANS PAYABLE

On August 4, 2009, an arms length party loaned the Company $26,715 (US$25,000) for a period of 90 days, at 12% per annum. The loan was unsecured. As further consideration for the loan, the Company granted the lender 100,000 stock options, exercisable at US$0.35 each for a period of five years. The fair value of the stock option grant was recorded as finance expense of $15,088. The principle and interest was repaid in 2010.

On September 16, 2010, an arms length party loaned the Company $25,445 (2010:$25,135) (US$25,000) for an initial period of 90 days, at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2011, accrued interest of $3,940 (2010 - $876) was included in the loan payable.

During the year ended December 31, 2011, an arms length party loaned the Company $10,500 for an initial period of 90 days, at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2011, accrued interest of $1,180 (2010 - $Nil) was included in the loan payable.

During the year ended December 31, 2011, arms length parties loaned the Company at total of $41,000 that is non-interest bearing and payable on demand (Note 13).

DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE LIABILITIES [Text Block]
6.	DERIVATIVE LIABILITIES

Derivate liabilities consist of outstanding warrants that have exercise prices denominated in United States dollars (Note 12). The fair value of these warrants as at December 31, 2011 and 2010 is as follows:

	Exercise	2011	2010
	price
1,613,162 warrants expiring on Jan 25, 2012	US$0.25	1,115	62
		$1,115	$62

The fair value of these warrants was determined using the Black-Scholes option pricing model, and adjusted for market factor, using the following assumptions:

	2011	2010
Volatility	413%	155% - 467%
Dividend yield	-	-
Risk-free interest rate	0.97%	0.20% - 0.28%
Expected life	0.07 yr	0.07 yr – 1 yr

CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
CAPITAL STOCK [Text Block]
7.	CAPITAL STOCK

	a)	Issued Shares

Pursuant to the amendment to the Mineral Property Option agreement for the Pires Gold Project on November 13, 2009 (Note 4), the Company agreed to issue a total of 300,000 common shares for extension of the year 1 exploration expenditures requirement. Of the 300,000 common shares, 150,000 were issued during the year ended December 31, 2009 with a fair value of $62,260. The remaining 150,000 common shares were recorded as obligation to issue shares as at December 31, 2009 and were issued during the year ended December 31, 2010.

During the year ended December 31, 2010, the Company closed a private placement of 1,613,162 units (at a price of US $0.15 per unit) for gross proceeds of $254,082 (US$241,974). Each unit consisted of one common share and one share purchase warrant exercisable on or before January 25, 2011 at a price of US $0.25 per share. The estimated fair value of the warrants is $125,435 using the Black Scholes option pricing model using a 1 year term, an expected volatility of 467% and a risk free interest rate of 0.28%. The fair value of the warrants is included in Derivative liabilities. The Company paid a total $6,868 for legal fees which have been recorded as share issue costs.

During the year ended December 31, 2010, 766,248 shares were issued for gross proceeds of $159,620 pursuant to the exercise of warrants at US$0.20 per share resulting in $134,800 being transferred from derivative liabilities to Capital Stock.

Pursuant to the Mineral Property Option agreement for the Pires Gold Project, on February 22, 2011, the Company issued a total of 100,000 common shares with a fair value of US$15,000.

b)	Stock Options

In February 2004, the Company implemented a Stock Option Plan (“SOP”) for its officers, directors and employees to allow for up to 160,000 share purchase options to be granted at US $2.50 per share, for a period not to exceed five years. In November 2004, the SOP was amended to provide for the issuance of up to 220,000 incentive stock options to directors, officers, employees and non-investor relations consultants. During January 2006, the Company increased the stock option plan from 220,000 shares to 720,000 shares.

Activity under the SOP is summarized as follows:

			Weighted
	Options	Weighted Average	Average
	Outstanding	Exercise Price (U.S. $)	Life
Balance, December 31, 2009 and 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011	-	-	-

During the year ended December 31, 2009 the Company granted a total of 720,000 stock options at an exercise price of US$0.35 per share for a five-year term. At December 31, 2010 these 720,000 stock options were outstanding. The fair value of the stock option grant was calculated using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 336%, (3) risk free interest rate of 3% and, (4) expected life of 5 years. Total expenses of $Nil (2010 - $Nil, 2009 - $228,510) was recorded as stock-based compensation, $Nil (2010 - $Nil, 2009 - $213,422) was related to consulting and $Nil (2010 - $Nil, 2009 - $15,088) was related to financing fee (Note 5). The options were cancelled during the year ended December 2011.

c)	Warrants

On January 25, 2010, pursuant to a private placement, 1,613,162 warrants at an exercise price of US$0.25 per share were issued. Each warrant is exchangeable for one common share and expires on January 25, 2011. During the year ended December 31, 2011, the expiry date of the warrants was extended one year to January 25, 2012 with no other changes to the terms of the warrants. The fair value of the term extension was calculated to be $63,708 using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 164%, (3) risk free interest rate of 1.32% and, (4) expected life of 1 year. The $63,708 was recorded as a stock-based financing fee.

Activity in warrants is summarized as follows:
		Weighted Average	Weighted
	Warrants	Exercise Price	Average
	Outstanding	(US$)	Life
Balance December 31, 2009	3,684,500	0.20	0.45
Issued during the year	1,613,162	0.25	-
Exercised during the year	(766,248)	0.20	-
Expired during the year	(2,918,252)	0.20	-
Balance December 31, 2010 and 2011	1,613,162	0.25	0.07

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Text Block]
8.	RELATED PARTY TRANSACTIONS

Amounts payable to related parties as of December 31, 2011 of $128,771 (2010 - $72,159) is owing to directors, former directors, a company controlled by an officer and to a public company with directors in common, for management fees, consulting fees and for expenses paid on behalf of the Company. The amounts are non-interest bearing, unsecured, and have no fixed terms of repayment.

During the year ended December 31, 2011, the Company incurred $60,000 (2010 - $70,500; 2009 - $78,000) in management fees to its directors and officers.

The above transactions have been recorded at their exchange amount being the amount of consideration established and agreed to by the related parties.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Text Block]
9.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2011	2010	2009
			Restated -
			Note 12
	$	$	$
Income (loss) before income tax	(189,503)	263,194	(1,092,840)
Combined statutory rate	27%	29%	30%
Expected income tax expense (recovery)	50,000	75,000	(328,000)

Increase (decrease) resulting from:
Change in valuation allowance	(36,000)	(70,000)	145,000
Expiring loss carry forwards	-	-	18,000
Impact of tax rate changes	3,000	(10,000)	180,000
Permanent differences	(17,000)	5,000	(15,000)

Future income tax provision (recovery)	-	-	-

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2011	2010	2009
	$	$	$
Mineral properties tax base in excess of carrying value	2,797,000	2,797,000	2,758,000
Non-capital losses available	573,000	536,000	482,000
Derivative financial liability	-	-	161,000
Other	3,000	4,000	6,000
Potential deferred income tax assets	3,373,000	3,337,000	3,407,000
Less: valuation allowance	(3,373,000)	(3,337,000)	(3,407,000)
Net Deferred Income Tax Asset	-	-	-

As the criteria for recognizing deferred income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The Company has approximately $2,291,000 (2010 - $2,145,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	339,000
2027	429,000
2028	422,000
2029	242,000
2030	217,000
2031	147,000
2,291,000

The Company has certain resource related deductions and other losses of approximately $11,189,000 (2010 -$11,189,000) which may be available to be offset against future taxable income in Canada. The realization of these tax balances in future years if available will be recorded as an adjustment to the valuation allowance and corporate tax provision in the year realized.

SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES [Text Block]
10.	SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2010	December 31, 2009
Cash paid during the year for:	$	$	$
Interest	-	1,877	-
Income taxes	-	-	-

During the year ended December 31, 2011, the Company:

a)	issued 100,000 shares with a fair value of $15,000 under the option agreement to acquire an interest in the Pires Gold Project (Note 4).

During the year ended December 31, 2010, the Company:

b)

issued 150,000 shares with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project (Note 4) which was recorded as obligation to issue shares as at December 31, 2009.

During the year ended December 31, 2009, the Company:

c)	issued 150,000 shares a) above, with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project; and
d)	issued 100,000 stock options, with a fair value of $15,088, in consideration for a loan payable; and
e)	issued 620,000 stock options, with a fair value of $213,422.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Text Block]
11.	FINANCIAL INSTRUMENTS

The FASB ASC topic 820 on fair value measurement and disclosures establishes three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), observable inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2011		DECEMBER 31, 2010
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,278	$1,278	$3,217	$3,217
Other receivable	3	665	665	11,743	11,743
		$1,943	$1,943	$14,960	$14,960
Financial liabilities
Accounts payable	3	$195,195	$195,195	$153,212	$153,212
Loans payable	3	82,065	82,065	26,011	26,011
Due to related parties	3	128,771	128,771	72,159	72,159
		$406,031	$406,031	$251,382	$251,382

RESTATEMENT	12 Months Ended
Dec. 31, 2011
RESTATEMENT [Text Block]
12.	RESTATEMENT

The financial statements for the year ended December 31, 2009 have been restated to correct the accounting for warrants that were issued in connection with a previous private placement. The exercise price of these warrants is denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) and therefore these warrants cannot be considered to be indexed to the Company’s own stock. Accordingly the fair value of the warrants must be accounted for as a derivative liability with changes in fair value recorded in the statement of operations.

The effect of the resulting adjustments on the company’s financial statements for the year ended December 31, 2009 is as follows:

Statement of operations for the year ended December 31, 2009

	As previously reported	Adjustment	As restated
Net loss	$727,683	$364,360	$1,092,043
Fair value adjustment on derivative liability	$-	$364,360	$364,360
Loss per common share – basic and diluted	$(0.11)	$(0.06)	$(0.17)

The Fair value adjustment on derivative liability has no net effect on the Company’s statement of cash flows for the year ended December 31, 2009.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Text Block]
13.	SUBSEQUENT EVENTS

Subsequent to December 31, 2011, the Company has:

	a)	1,613,162 warrants expired unexercised;

	b)	agreed to sell the Company’s interest in the Pires Gold Project for $100,000 payable in two tranches, the first on signing (paid) and the second no later than June 30, 2012;

	c)	agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 cash and the issuance of 300,000 shares from treasury (issued);

d)

completed a private placement of 3,074,120 units for a total proceed of $153,706 at US$0.05 per unit. Each Unit consists of one common share of the Company and one half share purchase warrant. Each whole warrant is exercisable on or before April 13, 2013 at a price of $0.10 per share and on or before April 13, 2014 at a price of US$0.15;

	e)	repaid total $41,000 in loans payable and $112,706 in amounts due to related parties.

Subsequent events were reviewed to the date the financial statements were issued, and management has determined there are no material transactions that have not been disclosed..